Regulatory matters	12 Months Ended
Mar. 31, 2016
Regulatory matters

17. Regulatory matters

Regulatory capital requirements

MHFG, MHBK, and MHTB are subject to regulatory capital requirements administered by the Financial Services Agency in accordance with the provisions of the Banking Act and related regulations. Failure to meet minimum capital requirements may initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on the MHFG Group’s consolidated financial condition and results of operations.

The capital adequacy guidelines applicable to Japanese banks and bank holding companies with international operations supervised by the Financial Services Agency closely follow the risk-adjusted approach proposed by the Bank for International Settlements (“BIS”) and are intended to further strengthen the soundness and stability of Japanese banks. Effective March 31, 2007, guidelines were implemented by the Financial Services Agency to comply with the capital adequacy requirements set by BIS called Basel II. The framework of Basel II is based on the following three pillars: minimum capital requirements; supervisory review; and market discipline.

In May 2011, the capital adequacy guidelines were revised by the Financial Services Agency to comply with the package of measures to enhance the Basel II framework approved by the Basel Committee on Banking Supervision in July 2009. The revised guidelines, which became effective in December 2011, include the strengthening of rules governing trading book capital and the strengthening of the treatment of certain securitizations under the first pillar.

In December 2010, the Basel Committee on Banking Supervision issued the Basel III rules text (later revised in June 2011, January 2013 and October 2014), which presents the details of global regulatory standards on bank capital adequacy and liquidity agreed by the Governors and Heads of Supervision, which is the oversight body of the Basel Committee on Banking Supervision, and endorsed by the G20 Leaders at the Seoul summit in November 2010. The rules text sets out higher and better-quality capital, better risk coverage, the introduction of a leverage ratio as a backstop to the risk-based requirement, and the introduction of the capital conservation buffer and countercyclical capital buffer as measures to promote the build-up of capital that can be drawn down in periods of stress, and the introduction of two global liquidity standards. The Financial Services Agency’s revisions to its capital adequacy guidelines became effective from March 31, 2013, which generally reflect the rules in the Basel III rules text that have been applied from January 1, 2013. While the three-pillar structure of Basel II has been retained, Basel III includes various changes as described further below.

Under the first pillar, the capital ratio is calculated by dividing regulatory capital, or risk-based capital, by risk-weighted assets. With respect to the calculation of risk-weighted assets, the MHFG Group adopts the advanced internal ratings-based approach for credit risk. Under such approach, balance sheet assets and off-balance sheet exposures, calculated under Japanese GAAP, are assessed with respect to risk components such as probability of default and loss given default, which are derived from the Group’s own internal credit experience. In addition to credit risk, banks are required to measure and apply capital charges with respect to their market risks. Market risk is defined as the risk of losses in on- and off-balance sheet positions arising from movements in market prices. Operational risk, which was introduced under Basel II with respect to regulatory capital requirements, is the risk of loss resulting from inadequate or failed internal processes, people and systems, or from external events. The Group adopts the advanced measurement approach for the measurement of operational risk equivalent by taking account of the following four elements: internal loss data; external loss data; scenario analysis; and business environment and internal control factors. Under Basel III, the calculation method of risk-weighted assets was revised, including certain modifications to the treatment of counterparty credit risk, such as a capital charge for credit valuation adjustment risk.

With regard to risk-based capital, the guidelines based on Basel III set out higher and better-quality capital standards compared to those under Basel II. The guidelines based on Basel III require a target minimum standard capital adequacy ratio of 8%, Tier 1 capital ratio of 6% and Common Equity Tier 1 capital ratio of 4.5%, on both a consolidated and non-consolidated basis for banks with international operations, such as MHBK and MHTB, or on a consolidated basis for bank holding companies with international operations, such as MHFG.

Risk-based capital, calculated from financial statements prepared under Japanese GAAP, is classified into the following two tiers: Tier 1 capital; and Tier 2 capital. Tier 1 capital consists of Common Equity Tier 1 capital and Additional Tier 1 capital. Common Equity Tier 1 capital generally consists of common stock, capital surplus, retained earnings, accumulated other comprehensive income and other disclosed reserves and others less any regulatory adjustments. Additional Tier 1 capital generally consists of instruments issued by a bank or its holding company that meet the criteria for inclusion in Additional Tier 1 capital and others less any regulatory adjustments. Tier 2 capital generally consists of instruments issued by a bank or its holding company such as subordinated debt that meet the criteria for inclusion in Tier 2 capital, general reserve for possible losses on loans (equaling the sum of (i) the excess of the amount of qualified reserves over the amount of expected losses and (ii) the amount of general reserves calculated based on the standardized approach) and others less any regulatory adjustments.

Under Basel III, capital instruments that no longer qualify as Additional Tier 1 capital or Tier 2 capital are being phased out beginning March 2013 by increments of 10% until becoming fully effective in March 2022. The MHFG Group’s existing preferred stock, preferred securities (the amounts thereof included within Additional Tier 1 capital as of March 31, 2016 being ¥1,144.0 billion) and existing subordinated debt issued before March 2013 (the amounts thereof included within Tier 2 capital as of March 31, 2016 being ¥962.9 billion) are subject to the phase-out arrangements.

In November 2011, the Financial Stability Board published policy measures to address the systemic and moral hazard risks associated with systemically important financial institutions. The policy measures include requirements for global systemically important banks (“G-SIBs”) to have additional loss absorption capacity tailored to the impact of their default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital, which would be in addition to the 7.0% Common Equity Tier 1 capital requirement (including capital conservation buffer). The requirements began phasing in from January 2016 and will be fully implemented by January 2019. The Group was included in the list of G-SIBs updated in November 2015 and was allocated to the category that would require 1.0% of additional loss absorbency.

In November 2015, the Financial Service Agency published the revised capital adequacy guidelines to introduce the Basel III rules text regarding the capital conservation buffer, the countercyclical capital buffer and the additional loss absorption capacity requirement for G-SIBs and domestic systemically important banks (“D-SIBs”). These guidelines became effective on March 31, 2016. The capital conservation buffer, the countercyclical capital buffer and the additional loss absorption capacity requirement for G-SIBs and D-SIBs must be met with Common Equity Tier l capital under the revised guidelines, and if such buffer and requirement are not satisfied, a capital distribution constraints plan is required to be submitted to the Financial Service Agency and carried out. The capital conservation buffer is being phased in starting in March 2016 at 0.625% until becoming fully effective in March 2019 at 2.5%. In addition, subject to national discretion by the respective regulatory authorities, if the relevant national authority judges a period of excess credit growth to be leading to the build-up of system-wide risk, a countercyclical capital buffer ranging from 0% to 2.5% would also be imposed on banking organizations. The countercyclical capital buffer is a weighted average of the buffers deployed across all the jurisdictions to which the banking organization has credit exposures.

In December 2015, the Financial Service Agency published a capital adequacy guideline regarding the designation of G-SIBs and D-SIBs in Japan. The Group was designated as both a G-SIB and D-SIB, and the additional loss absorption capacity requirement applicable to the Group was 1.0% on a fully effective basis. The additional loss absorption capacity requirement was the same as that imposed by the Financial Stability Board, which is being phased in starting in March 2016 at 0.25% until becoming fully effective in March 2019 at 1.0%.

As part of its ongoing review of the calculation of risk-weighted assets, in December 2014, the Basel Committee on Banking Supervision published two consultative documents on revisions to the standardized approach for credit risk (later revised in December 2015) and on the design of a capital floor framework based on standardized, non internal modeled approach. The revised proposals are part of a range of policy and supervisory measures that aim to enhance reliability and comparability of risk-weighted capital ratios across banks. The proposal on the revisions to standardized approach includes, among other things, to decrease mechanistic reliance on external credit rating agencies by introducing grade classification and due diligence requirements to the determination of risk weights. The proposal on the capital floor framework seeks to replace the current transitional capital floor based on the Basel I standard with a capital floor based on the revised standardized approach, which is currently under review as described above. Furthermore, in March 2016, the Basel Committee on Banking Supervision published a consultative document on the reduction of variation in credit risk-weighted assets. The document presented proposals which would remove the option to use the internal-ratings based approaches for credit risk for certain exposures, adopt exposure level, model-parameter floors for portfolios where the internal-ratings based approaches remain available, and provide greater specification of parameter estimation practices for portfolios where the internal-ratings based approaches remain available. The various proposals are intended to be complementary to one another, with the goal of reducing excessive variability in risk-weighted assets across banks. The schedule of implementation of the various proposals has not been stated explicitly.

Related to regulatory capital requirements, in November 2015, the Financial Stability Board issued the final total loss-absorbing capacity (“TLAC”) standard for G-SIBs. The TLAC standard has been designed so that failing G-SIBs will have sufficient loss-absorbing and recapitalization capacity available in resolution for authorities to implement an orderly resolution. G-SIBs will be required to meet the TLAC requirement alongside the minimum regulatory requirements set out in the Basel III framework. Specifically, G-SIBs will be required to meet a Minimum TLAC requirement of at least 16% of the resolution group’s risk-weighted assets as from January 1, 2019 and at least 18% as from January 1, 2022. Minimum TLAC must also be at least 6% of the Basel III leverage ratio denominator as from January 1, 2019, and at least 6.75% from January 1, 2022.

Following the publication of the final TLAC standard for G-SIBs by the Financial Stability Board, in April 2016, the Financial Services Agency published an explanatory paper outlining its approach for the introduction of the TLAC framework in Japan. According to the Financial Services Agency’s approach, which is subject to change based on future international discussions, the preferred resolution strategy for G-SIBs in Japan is Single Point of Entry (“SPE”) resolution, in which resolution powers are applied to the top of a group by a single national resolution authority, although the actual measures to be taken will be determined on a case-by-case basis considering the actual condition of the relevant Japanese G-SIB in crisis. To implement this SPE resolution strategy effectively, the Financial Services Agency plans to require bank holding companies of Japanese G-SIBs, which will be the resolution entities, to (i) meet the minimum external TLAC requirements provided under the Financial Stability Board’s TLAC standard, and (ii) cause their material subsidiaries that are designated as systemically important by the Financial Services Agency, including but not limited to certain material sub-groups as provided in the Financial Stability Board’s TLAC standard, to maintain a certain level of capital and debt recognized by the Financial Services Agency as having loss-absorbing and recapitalization capacity, or Internal TLAC. In addition, under the approach, Japanese G-SIBs would be allowed to count the Japanese Deposit Insurance Fund Reserves in an amount equivalent to 2.5% of their consolidated risk-weighted assets from 2019 and 3.5% of their consolidated risk-weighted assets from 2022 as their external TLAC.

Regulatory adjustments are to be applied mainly to the calculation of Common Equity Tier 1 capital in the form of the deductions and prudential filters related to the following:

•	Goodwill and other intangibles

•	Deferred tax assets

•	Deferred gains or losses on derivatives under hedge accounting that relates to the hedging of items that are not fair valued on the balance sheet

•	Shortfall of the stock of provisions to expected losses under the internal ratings-based approach

•	Gain on sale related to securitization transactions

•	Cumulative gains and losses due to changes in own credit risk on fair valued financial liabilities

•	Defined benefit pension fund assets and liabilities

•	Treasury stock

•	Reciprocal cross holdings of capital of banking, financial and insurance entities

•	Investments in the capital of banking, financial and insurance entities that are outside the scope of regulatory consolidation

Regulatory adjustments will be fully deducted in the calculation of Common Equity Tier 1 capital by March 2018. The regulatory adjustments began at 20% of the required deductions in the calculation of Common Equity Tier 1 capital in March 2014 and will be increased by 20% increments per year through March 2018 when the regulatory adjustments reach 100%. During this transition period, the remainder not deducted from capital will continue to be subject to existing national treatments.

The capital requirements and regulatory adjustments are being phased in over a transitional period as follows (italicized percentages indicate those still in transition periods):

	March 2013	March 2014	March 2015	March 2016	March 2017	March 2018	March 2019	March 2020	March 2021	March 2022
Minimum Common Equity Tier 1 capital	3.5%	4.0%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital	4.5%	5.5%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%
Minimum total capital	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%
Capital conservation buffer	0.0%	0.0%	0.0%	0.625%	1.25%	1.875%	2.5%	2.5%	2.5%	2.5%
Phase out of recognition of capital instruments that no longer qualify as capital	90.0%	80.0%	70.0%	60.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
Phase-in of deductions from capital	0.0%	20.0%	40.0%	60.0%	80.0%	100.0%	100.0%	100.0%	100.0%	100.0%
Additional loss absorbency requirements for G-SIBs and D-SIBs (Note)	—	—	—	0.25%	0.50%	0.75%	1.0%	1.0%	1.0%	1.0%

Note:	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis.

Japanese banks are also required to comply with the supervisory review process (second pillar) and disclosure requirements for market discipline (third pillar). Under the second pillar, banks are required to maintain adequate capital to support all of the major risks in their business and are encouraged to develop and use better risk management techniques in monitoring and managing such risks. Under the third pillar, banks are required to enhance disclosure, including disclosure of details of the capital adequacy ratio, the amount of each type of risk and the method of calculation used so that the market may make more effective evaluations. Further, the revisions to the Financial Services Agency’s guidelines relating to the third pillar, which reflect the enhanced disclosure requirements under Basel III and became effective on March 31, 2013, require banks to disclose, among other things, the components of their regulatory capital and the main features of their regulatory capital instruments in common templates.

If the capital adequacy ratio of a financial institution falls below the required level, the Financial Services Agency may, depending upon the extent of capital deterioration, take certain corrective action, including requiring the financial institution to submit an improvement plan to strengthen its capital base, reduce its total assets, restrict its business operations or other actions that could have a material effect on its financial condition and results of operations.

Capital adequacy ratios of MHFG, MHBK, and MHTB as of March 31, 2015 and 2016 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	2015		2016
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (Note)	2,934	4.50	3,361	5.375
Actual	6,153	9.43	6,566	10.50
Tier 1 capital:
Required (Note)	3,912	6.00	4,299	6.875
Actual	7,500	11.50	7,905	12.64
Total risk-based capital:
Required (Note)	5,215	8.00	5,550	8.875
Actual	9,508	14.58	9,639	15.41
MHBK:
Common Equity Tier 1 capital:
Required	2,574	4.50	2,555	4.50
Actual	5,966	10.42	6,142	10.81
Tier 1 capital:
Required	3,432	6.00	3,406	6.00
Actual	6,943	12.13	7,244	12.75
Total risk-based capital:
Required	4,576	8.00	4,542	8.00
Actual	8,754	15.30	8,780	15.46
MHTB:
Common Equity Tier 1 capital:
Required	120	4.50	109	4.50
Actual	444	16.67	440	18.21
Tier 1 capital:
Required	160	6.00	145	6.00
Actual	444	16.68	440	18.21
Total risk-based capital:
Required	213	8.00	193	8.00
Actual	512	19.21	472	19.52
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,519	4.50	2,489	4.50
Actual	5,787	10.33	5,892	10.65
Tier 1 capital:
Required	3,359	6.00	3,318	6.00
Actual	6,728	12.01	7,004	12.66
Total risk-based capital:
Required	4,479	8.00	4,424	8.00
Actual	8,598	15.35	8,576	15.50
MHTB:
Common Equity Tier 1 capital:
Required	117	4.50	109	4.50
Actual	437	16.79	448	18.52
Tier 1 capital:
Required	156	6.00	145	6.00
Actual	437	16.79	448	18.52
Total risk-based capital:
Required	208	8.00	194	8.00
Actual	503	19.33	480	19.80

Note:	The required amounts and ratios as of March 31, 2016 include those equivalent to a transition capital conservation buffer of 0.625% and transition additional loss absorbency requirements for a G-SIB and D-SIB of 0.25% and the sum of the risk weighted assets and each such ratio.

MHFG’s securities subsidiaries in Japan are also subject to the capital adequacy requirement under the Financial Instruments and Exchange Act. Under this requirement, securities firms must maintain a minimum capital adequacy ratio of 120% calculated as a percentage of capital accounts less certain assets, as determined in accordance with Japanese GAAP, against amounts equivalent to market, counterparty, and basic risks. Specific guidelines are issued as a ministerial ordinance that details the definition of essential components of the capital ratios, including capital, disallowed assets and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a temporary suspension of all or part of the business operations and further, to the cancellation of the license to act as a securities broker and dealer.

Management believes, as of March 31, 2016, that MHFG, MHBK, MHTB, and their securities subsidiaries in Japan were in compliance with all capital adequacy requirements to which they were subject.